Provision for Income Taxes (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Provision For Income Tax [Line Items]
Tax provision at U.S. Federal statutory rates	34.00%	34.00%
State income taxes net of federal benefit	(0.10%)	(0.30%)
Nondeductible permanent items	0.70%	(0.70%)
Nontaxable entities	0.30%	5.40%
Other	(3.40%)	1.90%
Change in valuation allowance	(31.00%)	(39.40%)
Effective income tax rate	0.50%	0.90%